Description of the business and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Description of the business and summary of significant accounting policies
Schedule of companies included in the consolidated financial statements

	Principal		% Equity interest
Name	Activities	Country	2019	2018	2017
Concesionaria	Air transportation services for passengers, cargo and mail throughout Mexico and abroad	Mexico	100%	100%	100%
Vuela Aviación, S.A.	Air transportation services for passengers, cargo and mail in Costa Rica and abroad	Costa Rica	100%	100%	100%
Vuela, S.A. (“Vuela”) *	Air transportation services for passengers, cargo and mail in Guatemala and abroad	Guatemala	100%	100%	100%
Vuela El Salvador, S.A. de C.V.*	Air transportation services for passengers, cargo and mail in El Salvador and abroad	El Salvador	100%	100%	—
Comercializadora Volaris, S.A. de C.V.	Merchandising of services	Mexico	100%	100%	100%
Servicios Earhart, S.A.*	Recruitment and payroll	Guatemala	100%	100%	100%
Servicios Corporativos Volaris, S.A. de C.V. (“Servicios Corporativos”)	Recruitment and payroll	Mexico	100%	100%	100%
Servicios Administrativos Volaris, S.A. de C.V. (“Servicios Administrativos”)	Recruitment and payroll	Mexico	100%	100%	100%
Comercializadora V Frecuenta, S.A. de C.V. (“Loyalty Program”) **	Loyalty Program	Mexico	100%	100%	—
Viajes Vuela, S.A. de C.V. (“Viajes Vuela”) (1)	Travel agency	Mexico	100%	100%	100%
Deutsche Bank México, S.A., Trust 1710	Pre-delivery payments financing (Note 5)	Mexico	100%	100%	100%
Deutsche Bank México, S.A., Trust 1711	Pre-delivery payments financing (Note 5)	Mexico	100%	100%	100%
Irrevocable Administrative Trust number F/307750 “Administrative Trust”	Share administration trust (Note 17)	Mexico	100%	100%	100%
Irrevocable Administrative Trust number F/745291 “Administrative Trust”	Share administration trust (Note 17)	Mexico	100%	100%	100%
Irrevocable Administrative Trust number CIB/3081 “Administrative Trust”	Share administration trust (Note 17)	Mexico	100%	100%	—
Irrevocable Administrative Trust number CIB/3249 “Administrative Trust”	Asset backed securities trustor & administrator (Note 5)	Mexico	100%	—	—

*The Companies have not started operations yet in Guatemala and El Salvador.

**The Company has not started operations yet

(1)	With effect from July 16, 2018, the name of the Company was changed from Operaciones Volaris, S.A. de C.V. to Viajes Vuela, S.A. de C.V.

Schedule of breakdown of revenues

		At the flight time				At the sale				Total
Revenue recognition as of December 31, 2019	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	Ps.	15,833,878	Ps.	7,296,113	Ps.	—	Ps.	—	Ps.	23,129,991
Other Passenger Revenues		7,531,725		2,865,555		119,466		52,462		10,569,208
		23,365,603		10,161,668		119,466		52,462		33,699,199
Non-Passenger Revenues
Other Non-Passenger revenues		888,353		9,233		—		—		897,586
Cargo		221,375		7,461		—		—		228,836
Total	Ps.	24,475,331	Ps.	10,178,362	Ps.	119,466	Ps.	52,462	Ps.	34,825,621
Non-derivative financial instruments										(72,949)
									Ps.	34,752,672

		At the flight time				At the sale				Total
Revenue recognition as of December 31, 2018	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	Ps.	12,336,095	Ps.	6,151,763	Ps.	—	Ps.	—	Ps.	18,487,858
Other Passenger Revenues		5,182,572		2,598,375		68,264		43,286		7,892,497
		17,518,667		8,750,138		68,264		43,286		26,380,355
Non-Passenger Revenues
Other Non-Passenger revenues		685,219		12,138		—		—		697,357
Cargo		221,324		6,114		—		—		227,438
Total	Ps.	18,425,210	Ps.	8,768,390	Ps.	68,264	Ps.	43,286	Ps.	27,305,150

		At the flight time				At the sale				Total
Revenue recognition as of December 31, 2017	Domestic		International		Domestic		International		Revenues
Passenger Revenues
Fare Revenues	Ps.	12,284,795	Ps.	5,506,522	Ps.	—	Ps.	—	Ps.	17,791,317
Other Passenger Revenues		4,087,664		1,992,696		11,283		6,861		6,098,504
		16,372,459		7,499,218		11,283		6,861		23,889,821
Non-Passenger Revenues
Other Non-Passenger revenues		723,297		4,095		—		—		727,392
Cargo		165,907		5,066		—		—		170,973
Total	Ps.	17,261,663	Ps.	7,508,379	Ps.	11,283	Ps.	6,861	Ps.	24,788,186

Schedule of transactions from unearned transportation revenues

	2019		2018		2017
January 1,	Ps.	2,438,516	Ps.	2,293,309	Ps.	2,228,051
Deferred		34,940,609		26,525,562		23,955,079
Recognized in revenue during the year		(33,699,199)		(26,380,355)		(23,889,821)
December 31,	Ps.	3,679,926	Ps.	2,438,516	Ps.	2,293,309

Schedule of depreciation rates

Annual
depreciation rate
Flight equipment	4.0-16.7%
Constructions and improvements	Remaining contractual lease term
Computer equipment	25%
Workshop tools	33.3%
Electric power equipment	10%
Communications equipment	10%
Workshop machinery and equipment	10%
Motorized transport equipment platform	25%
Service carts on board	20%
Office furniture and equipment	10%
Leasehold improvements to flight equipment	The shorter of: (i) remaining contractual lease term, or (ii) the next major maintenance event

Schedule of exchange rates of local currencies translated to functional currencies

			Exchange rates of local				Exchange rates of local				Exchange rates of local
			currencies translated to				currencies translated to				currencies translated to
			functional currencies				functional currencies				functional currencies
			Average				Average				Average
	Local	Functional	exchange rate		Exchange rate		exchange rate		Exchange rate		exchange rate		Exchange rate
Country	currency	currency	for 2019		as of 2019		for 2018		as of 2018		for 2017		as of 2017
Costa Rica	Colon	U.S. dollar	₵.	590.9574	₵.	573.4400	₵.	580.8534	₵.	609.6100	₵.	572.2000	₵.	572.5600
Guatemala	Quetzal	U.S. dollar	Q.	7.7066	Q.	7.6988	Q.	7.5337	Q.	7.7440	Q.	7.3509	Q.	7.3448
El Salvador	U.S Dollar	U.S. dollar	$.	19.2618	$.	18.8452	$.	—	$.	—	$.	—	$.	—

Summary of estimated useful lives of the assets

Aircraft and engines	up to 18	years
Spare engines	up to 14	years
Buildings leases	one to ten	years
Maintenance component	up to eight	years

Schedule of impact of adoption of IFRS 16 (Leases) on the consolidated financial statements

Impact on the consolidated statement of financial position (increase/(decrease)):

	As of		As of
	December 31,		December 31,		As of January 1,
	2018		2017		2017
Assets
Non-current assets
Right-of-use-assets	Ps.	31,882,053	Ps.	24,893,882	Ps.	23,500,081
Deferred income tax		2,725,037		2,636,821		3,042,344
Prepaid expenses		(266,959)		(266,959)		(266,959)

Liabilities
Short-term liabilities:
Lease liabilities		4,976,454		4,213,417		4,237,065
Other liabilities		(91,889)		(78,494)		(68,548)
Long-term liabilities:
Lease liabilities		34,588,692		28,310,287		28,474,728
Other liabilities		1,492,260		1,238,088		997,979

Equity
Retained losses	Ps.	(6,625,386)	Ps.	(6,419,554)	Ps.	(7,365,758)

Impact on the consolidated statement of profit or loss (increase/(decrease)):

	For the year		For the year
	ended December		ended December
	31, 2018		31, 2017
Depreciation expense	Ps.	4,043,691	Ps.	3,437,903
Lease benefit		(5,543,655)		(4,807,378)
Operating income		(1,499,964)		(1,369,475)
Finance cost		1,755,978		1,428,924
Foreign exchange loss (gain), net		31,315		(1,476,893)
Income tax (benefit) expense		(88,216)		405,523
Net loss (income) for the period	Ps.	199,113	Ps.	(1,011,921)

Impact on consolidated statement of cash flows (increase/(decrease)):

	For the year		For the year
	ended December		ended December
	31, 2018		31, 2017
Lease payments		(5,710,907)		(5,032,898)
Net cash flows from operating activities	Ps.	5,710,907	Ps.	5,032,898
Payment of principal portion of lease liabilities		5,710,907		5,032,898
Net cash flows from financing activities	Ps.	(5,710,907)	Ps.	(5,032,898)